UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from

May 1, 2012 to May 31, 2012

Commission File Number of issuing entity: 333-179209-01

Huntington Auto Trust 2012-1

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-179209

Huntington Funding, LLC

(Exact name of depositor as specified in its charter)

The Huntington National Bank

(Exact name of sponsor as specified in its charter)

DELAWARE	45-6736173
(State or other jurisdiction of incorporation or organization of the issuing entity)	(I.R.S. Employer Identification No.)

41 South High Street, Columbus, Ohio	43287
(Address of principle executive offices of the issuing entity)	(Zip Code)

(614) 480-8300

(Telephone number, including area code)

Registered / reporting pursuant to (Check One)
Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If section 12(b))
Class A-1	☐	☐	☒	_____
Class A-2	☐	☐	☒	_____
Class A-3	☐	☐	☒	_____
Class A-4	☐	☐	☒	_____
Class B Notes	☐	☐	☒	_____
Class C Notes	☐	☐	☒	_____
Class D Notes	☐	☐	☒	_____

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes  ☒    No  ☐.

PART 1 – DISTIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information

Distribution and pool performance information of the asset pool of the issuing entity is set forth in the attached monthly Statement to Security Holder.

There is no activity to report under Rule 15Ga-1(a) under the Securities Exchange Act of 1934, as amended, with respect to Huntington Auto Trust 2012-1 for the distribution period commencing on May 1, 2012, and ending on May 31, 2012. Huntington Funding, LLC (CIK #0001540483), as securitizer, most recently filed a Form ABS-15G on February 8, 2012, with respect to all asset-backed securities sponsored by it, including those securities issued by Huntington Auto Trust 2012-1.

PART II – OTHER INFORMATION

Item 2. Legal Proceedings

None.

Item 3. Sales of Securities and Use of Proceeds

None.

Item 4. Defaults Upon Senior Securities

None.

Item 5. Submission of Matters to Vote of Security Holders

None.

Item 6. Significant Obligors of Pool Assets

None.

Item 7. Significant Enhancement Provider Information.

None.

Item 8. Other Information

None.

Item 9. Exhibits

EXHIBIT NO.	DESCRIPTION

99.1	Monthly Statement to Security Holder for the Period from May 1, 2012 to May 31, 2012.

Signature

Pursuant to the requirements of the Securities Exchange Act of 1934, the Registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Huntington Auto Trust 2012-1 (Issuing Entity)

by: The Huntington National Bank
(Servicer, not in its individual capacity but Solely as Servicer on behalf of Issuing Entity)

/s/ Scott J, McKim
Scott J. Mckim, Senior Vice President Product Manager

Date: June 21, 2012

EXHIBIT INDEX

EXHIBIT NO.	DESCRIPTION

99.1	Monthly Statement to Security Holder for the Period from May 1, 2012 to May 31, 2012.

5